Summary of Significant Accounting Policies - Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Nature of Operations, Background, and Basis of Presentation [Abstract].
Restricted cash	$ 0.7	$ 0.0
Restricted Cash, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent